Reverse Recapitalization	12 Months Ended
Dec. 31, 2024
Reverse Recapitalization [Abstract]
REVERSE RECAPITALIZATION
3.	REVERSE RECAPITALIZATION

As discussed in Note 1, on February 29, 2024, the Company completed the business combination with Arisz pursuant to the Merger Agreement by and between Arisz and Finfront. As a result of the Reverse Recapitalization, the Company became a publicly traded company, with Finfront surviving the Acquisition Merger as a wholly-owned subsidiary of the Company.

At the Redomestication Merger Effective Time, pursuant to the Redomestication Merger: (1) all units of Arisz were separated into individual components of Arisz Common Stock, Arisz Warrant and Arisz Right and such units ceased to exist; (2) each Arisz Common Stock, issued and outstanding immediately prior to the Redomestication Merger Effective Time (other than any redeemed shares), were automatically cancelled and ceased to exist, and for each share of such Arisz Common Stock, the Company issued to each Arisz stockholder (other than Arisz stockholders who exercised their redemption rights in connection with the Business Combination) one validly issued, fully paid Class A Ordinary Share; (3) each Arisz Warrant issued and outstanding immediately prior to Redomestication Merger Effective Time was cancelled in exchange for one Warrant to purchase three-fourths (3/4) of one Class A Ordinary Share; and (4) each Arisz Right that entitles the holders thereof to receive one-twentieth (1/20) of one Arisz Common Stock issued and outstanding immediately prior to the Redomestication Merger Effective Time was cancelled in exchange for the number of full Class A Ordinary Shares equal to the number of Arisz Common Stock to which the registered holder of Arisz Right would have been entitled, rounded to the nearest whole share.

At the Effective Time (as defined in the Merger Agreement), pursuant to the Acquisition Merger: (1) each ordinary share of Finfront (other than the ordinary shares of Finfront held by Chipring Technology Limited, an entity controlled by Mr. Leo Lu, the founder and chief executive officer of the Company) issued and outstanding immediately prior to the Effective Time was cancelled in exchange for the applicable number of Class A Ordinary Shares, (2) all ordinary shares of Finfront held by Chipring Technology Limited were cancelled in exchange for 135,000,000 Class B Ordinary Shares ; and (3) the one share of Merger Sub issued and outstanding immediately prior to the Effective Time was converted into and became one ordinary share of Finfront.

PIPE Subscription Agreements

In connection with the Business Combination, Finfront and Arisz obtained commitments from interested accredited investors to purchase Class A Ordinary Shares issued in connection with the Closing, for an aggregate cash amount of $74,000,000 at a purchase price of $10.00 per share, in a private placement (the “PIPE”). Such commitments are being made by way of the PIPE Subscription Agreements, by and among each PIPE Investor, Finfront and Arisz. The PIPE Shares are identical to Class A Ordinary Shares issued to existing public stockholders of Arisz at the time of the Closing, except that the PIPE Shares were not entitled to any redemption rights and were not registered under the Securities Act at the time of issuance. The closing of the PIPE Subscription Agreements took place concurrently with the closing of the Business Combination on February 29, 2024.

Backstop Agreements

On October 13, 2022, Arisz, Finfront and the Sponsor entered into a new backstop agreement (the “New Backstop Agreement”) whereby, in connection with the Business Combination, the Sponsor agreed to subscribe for and purchase no less than $2.0 million worth of shares of Arisz Common Stock or Class A Ordinary Shares to replace a previously signed backstop agreement dated July 14, 2022, which terminated in accordance with its terms on 31 July 2022. The Sponsor subscribed for 200,000 Class A Ordinary Shares in a private placement transaction pursuant to the New Backstop Agreement. The closing of the Backstop Agreement took place concurrently with the closing of the Business Combination on February 29, 2024.

Stock Purchase Agreements

In connection with the execution of the Merger Agreement, the Sponsor and Ethereal Singapore entered into a stock purchase agreement (the “First ET Stock Purchase Agreement”), pursuant to which Ethereal Singapore purchased 128,206 shares of Arisz Common Stock (the “ET Shares”) from the Sponsor for a purchase price of $1,250,000. Subject to the satisfaction of conditions set forth in the ET Stock Purchase Agreement, the Sponsor shall cause the ET Shares to be transferred on the books and records of Arisz to Ethereal Singapore. The transfer of ET Shares has been completed. In addition, on October 10, 2022, the Sponsor and Ethereal Singapore entered into a stock purchase agreement (the “Second ET Stock Purchase Agreement” and together with the First ET Stock Purchase Agreement, the “ET Stock Purchase Agreements”), pursuant to which Ethereal Singapore purchased 76,142 shares of Arisz Common Stock (the “Additional ET Shares”) from the Sponsor for a purchase price of $750,000. Subject to the satisfaction of conditions set forth in the Second ET Stock Purchase Agreement, the Sponsor shall cause the Additional ET Shares to be transferred on the books and records of Arisz to Ethereal Singapore. The transfer of Additional ET Shares was completed at the Closing. 204,348 Class A Ordinary Shares were issued at the Closing in connection with the aforementioned transactions, which have been classified as treasury shares of the Company.

In connection with the execution of the Merger Agreement, the Sponsor and Aqua Pursuit International Limited (“Aqua”), the financial advisor of Finfront, entered into the Aqua Stock Purchase Agreement, pursuant to which Aqua purchased 200,000 shares of Arisz Common Stock (the “Aqua Shares”) from the Sponsor for a purchase price of $2,000,000. Subject to the satisfaction of conditions set forth in the Aqua Stock Purchase Agreement, the Sponsor shall cause the Aqua Shares to be transferred on the books and records of Arisz to Aqua upon the consummation of any business combination (as defined in Arisz’s organizational documents). On October 10, 2022, Aqua and the Sponsor entered into an amendment to the Aqua Stock Purchase Agreement, pursuant to which the number of Aqua Shares purchased from the Sponsor was changed from 200,000 shares of Arisz Common Stock to 260,000 shares of Arisz Common Stock, and the purchase price was changed from $2,000,000 to $2,500,000. The transfer of the Aqua Shares was completed at the Closing, and 260,000 Class A Ordinary Shares were issued at the Closing in connection with the aforementioned transaction.

Amended Stock Escrow Agreement

Pursuant to certain Stock Escrow Agreement dated November 17, 2021, by and among Continental Stock Transfer & Trust Company, acting as escrow agent, Arisz, the Sponsor and certain shareholders of Arisz (as amended by an amendment to stock escrow agreement dated February 29, 2024, the “Amended Stock Escrow Agreement”), subject to certain limited exceptions, 696,247 shares of Arisz Common Stock (which was exchanged into the same number of Class A Ordinary Shares in connection with the Business Combination) may not be transferred, assigned, sold or released from escrow until six months after the date of the consummation of the Business Combination. The limited exceptions referred to above include, among other things, (1) transfers among the Sponsor or its affiliates or members or to our officers, directors, advisors and employees, (2) transfers to the Sponsor’s affiliates or its members upon its liquidation, (3) transfers to relatives and trusts for estate planning purposes, (4) transfers by virtue of the laws of descent and distribution upon death, (5) transfers pursuant to a qualified domestic relations order, or (6) private sales made at prices no greater than the price at which the securities were originally purchased, in each case where the transferee agrees to the terms of the escrow agreement and forfeiture, as the case may be, as well as the other applicable restrictions and agreements of the holders of such shares.

In connection with the Business Combination, on February 26, 2024, holders of 2,287,657 shares of Arisz Common Stock exercised their right to redeem their shares for cash at a redemption price of approximately $11.14 per share, for an aggregate redemption amount of approximately $25.4 million, representing approximately 96.0% of the total outstanding shares of Arisz Common Stock then held by public stockholders. As a result of a significant number of Arisz public stockholders electing to redeem the Arisz Common Stock in connection with the Business Combination, the gross proceeds to BitFuFu from the Business Combination were accordingly reduced to approximately $1.1 million. BitFuFu raised $74 million in the PIPE financing, which amounted to $75.1 million in gross proceeds.

The total transaction costs of $10.1 million were related to third-party legal, accounting services and other professional services to consummate the Reverse Recapitalization and the PIPE financing incurred by Finfront. These transaction costs were recognized as an offset to additional paid-in capital in the Consolidated Balance Sheets of the Company.

In consideration of the Acquisition Merger, the expected beneficial ownership of BitFuFu Ordinary Shares following the consummation of the Business Combination (post-Business Combination), has been determined based upon the following: (i) the issuance of 15,000,000 Class A Ordinary Shares and 135,000,000 Class B Ordinary Shares to the shareholders of BitFuFu, (ii) the conversion of each share of Arisz Common Stock issued and outstanding immediately prior to the effective time of the Redomestication Merger into one validly issued Class A Ordinary Share, (iii) the conversion of each Arisz Right issued and outstanding immediately prior to the effective time of the Redomestication Merger into one-twentieth (1/20) of one Class A Ordinary Share, (iv) the issuance of 7,400,000 Class A Ordinary Shares to the PIPE Investors in the PIPE Investment, (v) the issuance of 2,301,750 Class A Ordinary Shares to Chardan, (vi) the issuance of 1,010,000 Class A Ordinary Shares to Aqua (including the transfer of 260,000 Class A Ordinary Shares to Aqua from Sponsor), (vii) the issuance of 200,000 Class A Ordinary Shares pursuant to the Backstop Agreement, (viii) Sponsor has transferred 204,348 Class A Ordinary Shares to Ethereal Tech Pte. Ltd., a subsidiary of BitFuFu, pursuant to the ET Stock Purchase Agreement, (ix) redemption of 777,050 shares of Arisz Common Stock (approximately at $11.14 per share totaled $8.7 million) in connection with the stockholders’ vote at the annual meeting of stockholders held by Arisz on February 5, 2024, and (x) redemption of 2,282,657 shares of Arisz Common Stock (approximately at $11.14 per share totaled $25.4 million) in connection with the Business Combination.

The following summarizes the number of Ordinary Shares outstanding at the Closing Date:

Actual Ownership

Arisz Common Stock	94,658
Arisz Private Placement Shares	276,389
Arisz Common Stock held by Insider (founders/Sponsor initial share) and transferees	1,260,652
Arisz Rights held by public stockholders	345,000
Arisz Common Stocks underlying Arisz Rights included as part of the Private Placement	13,818
Class A Ordinary Shares issued to Chardan Capital Markets, LLC as deferred underwriting compensation	51,750
Class A Ordinary Shares issued to Chardan Capital Markets, LLC as Arisz’s M&A Consultant	2,250,000
Class A Ordinary Shares issued to Aqua Pursuit International Limited as BitFuFu’s M&A Consultant	1,010,000
Class A Ordinary Shares issued to PIPE Investors	7,400,000
Ordinary Shares issued to shareholders of BitFuFu in Business Combination	150,000,000
Shares issued pursuant to the Backstop Agreement	200,000
Shares transferred from Arisz Sponsor to a subsidiary of BitFuFu	204,348
Shares outstanding, basic	163,106,615
Shares issuable upon the exercise of Warrants	5,382,292
Shares outstanding, diluted	168,488,907